Schedule of Revenue by Product Line (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total Net Sales	$ 2,716,000	$ 2,440,000	$ 4,709,000	$ 4,866,000
Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					$ 29,198,000	$ 23,494,000
Karaoke Machines [Member]
Revenue from External Customer [Line Items]
Total Net Sales	1,533,000	1,257,000	2,275,000	2,308,000
Licensed Products [Member]
Revenue from External Customer [Line Items]
Total Net Sales	1,000	107,000	15,000	198,000
Licensed Products [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					549,000	486,000
Kids Youth Electronics [Member]
Revenue from External Customer [Line Items]
Total Net Sales	103,000	102,000	170,000	171,000
Kids Youth Electronics [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					565,000	959,000
Microphones and Accessories [Member]
Revenue from External Customer [Line Items]
Total Net Sales	(260,000)	865,000	523,000	1,818,000
Microphones and Accessories [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					3,283,000	4,411,000
Music Subscriptions [Member]
Revenue from External Customer [Line Items]
Total Net Sales	187,000	109,000	451,000	371,000
Music Subscriptions [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					612,000	825,000
Logistics Services [Member]
Revenue from External Customer [Line Items]
Total Net Sales	$ 1,152,000		$ 1,275,000
Logistics Services [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales						297,000
Classic Karaoke Machines [Member] | Previously Reported [Member]
Revenue from External Customer [Line Items]
Total Net Sales					$ 24,189,000	$ 16,516,000